SHORT-TERM INVESTMENTS AND EQUITY METHOD INVESTMENT-CURRENT	12 Months Ended
Dec. 31, 2014
SHORT-TERM INVESTMENTS AND EQUITY METHOD INVESTMENT-CURRENT [Abstract]
SHORT-TERM INVESTMENTS AND EQUITY METHOD INVESTMENT-CURRENT
8.	SHORT-TERM INVESTMENTS AND EQUITY METHOD INVESTMENT-CURRENT

Available-for-sale securities

As of December 31, 2013 and 2014, the Company held following available-for-sale securities investments:

		As of December 31, 2013				As of December 31, 2014
			Gross	Other-than			Gross
			unrealized	-temporary	Carrying		unrealized	Carrying
	Note	Cost	gains	impairment	amount	Cost	losses	amount

Available-for-sale securities:
Equity securities	(i)	$77,506	$160,288	-	$237,794	$29,303	$(1,493)	$27,810
Corporate bonds	(ii)	64,818	187	(2,098)	62,907	-	-	-
Total		$142,324	$160,475	$(2,098)	$300,701	$29,303	$(1,493)	$27,810

The following table provides additional information on the realized gains and losses in relation to the sales of available-for-sale securities for the years ended December 31, 2012, 2013, and 2014. For the purpose of determining gross realized gains or losses, the initial cost of securities sold was based on specific identification.

		Year ended December 31, 2012			Year ended December 31, 2013			Year ended December 31, 2014
	Note	Proceeds	Initial costs	Gains (losses)	Proceeds	Initial costs	Gains	Proceeds	Initial costs	Gains

Equity securities	(i)	$6,097	$6,229	$(132)	$81,456	$25,950	$55,506	$352,733	$177,633	$175,100
Corporate bonds	(ii)	73,742	71,887	1,855	37,502	37,240	262	62,795	62,713	82
Total		$79,839	$78,116	$1,723	$118,958	$63,190	$55,768	$415,528	$240,346	$175,182

(i)	Equity securities

In 2013, the Company purchased several stocks at a cost of $48,899 and sold some stocks with cost of $25,950 and recognized $55,506 realized gain in the statement of operations.

In 2014, the Company purchased additional stocks at a cost of $129,407 and sold some stocks with cost of $177,633 and recognized $175,100 realized gain in the statement of operations. In addition, the company received stock dividend of $1,050 which was recognized as the realized gain of short-term investment.

(ii)	Corporate bonds

In 2013, the Company purchased several corporate bonds at cost of $39,782 and classified such corporate bonds as available-for-sale securities. A portion of corporate bonds was impaired because of the change of fair value and $2,098 was recognized as an impairment loss in accordance with the difference between the investment's cost and its fair value at December 31, 2013. In 2014, the Company sold all the Corporate bonds and recognized $82 as realized gain.

Derivative financial instruments

The company used derivative financial instruments in the forms of interest rate swap contracts, interest rate swaption contracts and a series of equity contracts and included these derivative instruments in its trading portfolio.

Such derivative instruments were not designated or qualified as hedging instruments, and accordingly were accounted for by fair value at each period end through the statement of operations.

The following table provides additional information of the fair value of each financial instruments at year end and of the realized gains or losses during the reporting periods.

	Assets (Liability) Derivatives		Realized Gain/(Losses)
	as of December 31,		for the years ended December 31,
	2013	2014	2012	2013	2014

Derivatives not designated as hedging instruments:

Interest rate swaption-2013 batch	1,294	-	-	(705)	(1,302)
Interest rate swaption-2014 batch	-	1,937	-	-	(38,383)
Interest rate swap	-	(363)	-	-	(363)
Short call	-	-	1,297	959	10,919
Long call	-	-	-	-	(6,141)
Short put	-	-	-	-	(1,697)
Total	1,294	1,574	1,297	254	(36,967)

Equity method investment-current

As described in Note 4.1, the current portion of equity method investment represented 31.61% equity interest in Nuomi. In February 2014, the Company sold such equity method investment to Baidu in the amount of $68,066, of which $49,606 was received in fiscal year 2014 and the remaining will be settled on February 28, 2016 and was accounted for as "other non-current assets" as of December 31, 2014 (see Note 12). The transaction-related cost of $3,122 and related tax of $6,027 were recognized as a deduction of the gain on disposal of equity method investment for the year ended December 31, 2014.